Stock-Based Compensation - Additional Information (Detail) $ in Millions							12 Months Ended
	Sep. 18, 2017 shares	Aug. 21, 2017 shares	Sep. 16, 2016 shares	Sep. 16, 2015 shares	Sep. 16, 2014 shares	Sep. 16, 2013 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 AUD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 AUD ($) shares	Mar. 31, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost | $							$ 19,000,000
Estimated weighted average amortization, period of recognition							2 years 2 months 24 days	2 years 2 months 24 days
Restricted stock units outstanding (in shares)							4,137,592		3,340,245	3,340,245	4,049,454
Intrinsic value of stock options exercised | $								$ 0.8		$ 0.8
Excess tax benefits from share-based awards | $							$ 0		$ 3,000,000		$ 400,000
Restricted stock units granted (in shares)							1,779,904	1,779,904	1,179,994	1,179,994
Restricted stock units vested (in shares)							615,334	615,334	1,314,825	1,314,825
Unvested restricted stock units cancelled (in shares)							367,223	367,223	574,378	574,378
Scorecard LTI - cash settled units granted under the terms of LTIP (in shares)		1,545,750		458,484
Average closing price period							20 days	20 days
Restricted Stock Units Service Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)							332,262	332,262	315,636	315,636
Restricted stock units vested (in shares)							237,480	237,480	304,470	304,470
Restricted Stock Units Performance Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted (in shares)		515,249	407,539
Restricted stock units vested (in shares)							221,042	221,042
Unvested restricted stock units cancelled (in shares)	165,040
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)		932,393	456,819
Restricted stock units vested (in shares)							156,812	156,812	728,887	728,887
Long Term Incentive Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted (in shares)	197,800		316,841		454,179	518,647
2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of shares authorized (in shares)							45,077,100
Percentage of grants exercised after first year (as percent)							25.00%	25.00%
Percentage of grants exercised after second year (as percent)							25.00%	25.00%
Percentage of grants exercised after third year (as percent)							50.00%	50.00%
Unexercised grants expiration year							10 years	10 years
Unexercised grants expiration days							90 days	90 days
Restricted stock units outstanding (in shares)							620,544
Long-Term Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units outstanding (in shares)							3,517,048
LTI units granted (in shares)							12,475,138	12,475,138